Financial instruments - Schedule of financial assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	$ 8	$ 0
Non-current assets	10,452	417
Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	474,924	448,624
Non-current assets	0	0
Cash and cash equivalents | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0
Cash and cash equivalents | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	348,338	334,850
Short-term investments | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0
Short-term investments | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	90,856	80,000
Accounts receivable, net | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0
Accounts receivable, net | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	34,134	30,778
Accrued income | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0
Accrued income | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	1,596	2,996
Current assets | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	8
Current assets | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	0
Noncurrent assets | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Non-current assets	10,452	417
Noncurrent assets | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Non-current assets	$ 0	$ 0